Commodity Derivative Instruments And Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Schedule Of Gains And Losses On Derivative Instruments

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Commodity derivatives:
Realized (losses) gains	$(1,492)	$3,354	$488	$30,405
Unrealized gains (losses)	7,218	12,548	(962)	(8,086)
Realized and unrealized gains (losses) on derivatives, net	$5,726	$15,902	$(474)	$22,319

	2012	2011	2010
Commodity derivatives:	(As Restated)	(As Restated)	(As Restated)
Realized gains	$30,846	$8,835	$41,087
Unrealized gains (losses)	(10,077)	4,815	(23,670)
Realized and unrealized gains on derivatives, net	$20,769	$13,650	$17,417

Components Of Commodity Derivative Instruments

		Volume in	NYMEX
	Contract	MMBtus/	Strike
Remaining Contract Term	Type	Month	Price
January 2013 - September 2013	Swap	90,556	$3.70
January 2013 - December 2013	Swap	152,083	$3.67
January 2013 - December 2013	Swap	302,625	$3.81
January 2013 - December 2013	Swap	122,325	$3.79
January 2013 - December 2013	Swap	228,519	$3.86
January 2014 - June 2014	Swap	150,833	$4.09
January 2014 - December 2014	Swap	152,083	$3.67
January 2014 - December 2014	Swap	121,083	$4.15
January 2014 - December 2014	Swap	79,850	$4.00
July 2014 - December 2014	Swap	30,667	$4.00
January 2015 - December 2015	Swap	167,042	$4.94
January 2015 - December 2015	Swap	85,433	$4.35

As of December 31, 2012, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2013 and 2014:

		Volume in	NYMEX
	Contract	BBls/	Strike
Remaining Contract Term	Type	Month	Price
January 2013 - June 2013	Swap	21,117	$84.70
January 2013 - December 2013	Call - Sell	13,292	$125.00
January 2013 - December 2013	Call - Buy	13,292	$125.00
January 2013 - December 2013	Put - Sell	21,292	$70.00
January 2013 - December 2013	Put -Buy	13,292	$70.00
January 2013 - December 2013	Call - Sell	13,292	$109.10
January 2013 - December 2013	Swap	8,833	$95.72
January 2013 - December 2013	Swap	11,436	$95.35
July 2013 - December 2013	Swap	15,333	$85.50
January 2014 - June 2014	Swap	24,133	$85.40
January 2014 - September 2014	Call - Sell	21,233	$95.00
January 2014 - September 2014 (1)	Call - Buy	21,233	$85.50
January 2014 - September 2014 (1)	Put - Sell	21,233	$63.60
July 2014 - September 2014	Swap	21,467	$85.90

__________

(1)    During February 2013, the Company monetized the oil options indicated above and received approximately $1.1 million.

U.S. Gulf Coast Natural Gas [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Components Of Commodity Derivative Instruments

		Volume in	NYMEX
	Contract	MMBtus/	Strike
Remaining Contract Term	Type	Month	Price
July 2013 - September 2013	Swap	30,667	$ 3.70
July 2013 - December 2013	Swap	153,333	$ 3.67
July 2013 - December 2013	Swap	288,583	$ 3.81
July 2013 - December 2013	Swap	114,933	$ 3.79
July 2013 - December 2013	Swap	166,119	$ 3.86
July 2013 - December 2013	Swap	29,130	$ 3.91
January 2014 - June 2014	Swap	150,833	$ 4.09
January 2014 - December 2014	Swap	152,083	$ 3.67
January 2014 - December 2014	Swap	121,083	$ 4.15
January 2014 - December 2014	Swap	79,850	$ 4.00
July 2014 - December 2014	Swap	30,667	$ 4.00
January 2015 - December 2015	Swap	167,042	$ 4.94
January 2015 - December 2015	Swap	85,433	$ 4.35

U.S. Gulf Coast Oil [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Components Of Commodity Derivative Instruments

		Volume in	NYMEX
	Contract	BBls/	Strike
Remaining Contract Term	Type	Month	Price
July 2013 - December 2013	Call - Sell	13,401	$ 125.00
July 2013 - December 2013	Swap	5,088	$ 95.72
July 2013 - December 2013	Put - Sell	21,467	$ 70.00
July 2013 - December 2013	Put - Buy	21,467	$ 70.00
July 2013 - December 2013	Call - Sell	13,401	$ 109.10
July 2013 - December 2013	Call - Buy	13,401	$ 109.10
July 2013 - December 2013	Call - Sell	13,401	$ 105.25
July 2013 - December 2013	Call - Buy	13,401	$ 125.00
July 2013 - December 2013	Swap	9,792	$ 95.35
July 2013 - December 2013	Swap	15,333	$ 85.50
January 2014 - June 2014	Swap	24,133	$ 85.40
January 2014 - September 2014	Put - Sell	21,233	$ 63.60
July 2014 - September 2014	Swap	21,467	$ 85.90